Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 01, 2024
Entity Registrant Name	Popular U.S. Government Money Market Fund, LLC
Entity Central Index Key	0001947660
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 01, 2024
Document Effective Date	May 01, 2024
Prospectus Date	Mar. 28, 2024
Popular U.S. Government Money Market Fund, LLC | Class A Withholding Shares
Prospectus:
Trading Symbol	MMYXX
Popular U.S. Government Money Market Fund, LLC | Class I Institutional Withholding Shares
Prospectus:
Trading Symbol	MMFXX
Popular U.S. Government Money Market Fund, LLC | Class A Non-Withholding Shares
Prospectus:
Trading Symbol	MMTXX
Popular U.S. Government Money Market Fund, LLC | Class I Institutional Non-Withholding Shares
Prospectus:
Trading Symbol	MMGXX